SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Leases
2027	$ 111,486
2028	111,486
2029	111,486
2030	111,486
After 2031	331,388
Total lease payments	777,332
Less: Imputed Interest	(90,959)
Present value of operating lease liabilities	$ 686,373	$ 708,944